Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bauhinia Holdings (China) Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 46,036	$ 46,036
Relationship	A company controlled by the spouse of the Company’s controlling shareholder	A company controlled by the spouse of the Company’s controlling shareholder
Note	Operating lease payments.	Operating lease payments.
Everbright Digital Global Limited [Member]
Related Party Transaction [Line Items]
Relationship	Immediate holding company	Immediate holding company
Note	Unsecured interest free current account receivable, repayable on demand	Unsecured interest free current account receivable, repayable on demand
Due with related parties	$ 50,000	$ 50,000
Bauhinia Holdings (China) Limited One [Member]
Related Party Transaction [Line Items]
Relationship		A company controlled by the spouse of the Company’s controlling shareholder
Note		Rental deposits paid
Due with related parties		$ 7,673
Wai Fung Investment International Group [Member]
Related Party Transaction [Line Items]
Relationship		A partnership established by the Company’s controlling shareholder and his mother, an executive director of the Company
Note		Unsecured interest free current account payable, repayable on demand
Due with related parties		$ 53,708